Document And Entity Information	9 Months Ended
Sep. 30, 2019
Document And Entity Information
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q3
Entity Registrant Name	Ardmore Shipping Corp
Entity Central Index Key	0001577437
Current Fiscal Year End Date	--12-31